STOCK-BASED COMPENSATION (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended		12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CAD	Jan. 31, 2012 Employee Stock Option Plan CAD	Jan. 31, 2010 Employee Stock Option Plan CAD	Dec. 31, 2011 Employee Stock Option Plan USD ($)	Dec. 31, 2011 Employee Stock Option Plan CAD	Dec. 31, 2010 Employee Stock Option Plan USD ($)	Dec. 31, 2010 Employee Stock Option Plan CAD	Dec. 31, 2009 Employee Stock Option Plan USD ($)	Dec. 31, 2009 Employee Stock Option Plan CAD	Dec. 31, 2008 Employee Stock Option Plan	Dec. 31, 2006 Employee Stock Option Plan	Dec. 31, 2004 Employee Stock Option Plan	Dec. 31, 2001 Employee Stock Option Plan	May 31, 2001 Employee Stock Option Plan	May 31, 2008 Incentive Share Purchase Plan	Dec. 31, 2011 Incentive Share Purchase Plan USD ($)	Dec. 31, 2010 Incentive Share Purchase Plan USD ($)	Dec. 31, 2009 Incentive Share Purchase Plan USD ($)	Dec. 31, 2011 Restricted Share Unit Plan USD ($)	Dec. 31, 2010 Restricted Share Unit Plan USD ($)	Dec. 31, 2009 Restricted Share Unit Plan USD ($)
STOCK-BASED COMPENSATION
Maximum number of shares subject to options as a percentage of company's common shares issued and outstanding	5.00%	5.00%
Share-based compensation arrangements
Maximum term of options granted before April 24, 2001 under ESOP (in years)	10	10
Maximum term of options granted after April 24, 2001 under ESOP (in years)	5	5
Shares reserved for issuance before increase in the number of shares approved																				2,500,000
Additional number of shares reserved for issuance									3,000,000	3,000,000	1,300,000	1,300,000			6,000,000	3,000,000	2,000,000	2,000,000
Common shares reserved for issuance, authorized																		8,000,000	6,000,000	5,000,000
Common shares reserved for issuance									8,959,051	8,959,051											2,150,088	2,510,921	2,740,504
Stock options granted (in shares)							3,072,000		2,630,785	2,630,785	2,926,080	2,926,080	2,276,000	2,276,000
Stock options vested (in shares)							768,000		657,696	657,696	731,520	731,520	569,000	569,000
Stock options vesting period that are not vested immediately (in years)							3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Stock options activity
Options outstanding, beginning of year (in shares)							8,959,051	5,707,940	6,762,704	6,762,704	5,707,940	5,707,940	4,752,440	4,752,440
Options granted (in shares)							3,072,000		2,630,785	2,630,785	2,926,080	2,926,080	2,276,000	2,276,000
Options exercised (in shares)									(308,688)	(308,688)	(1,627,766)	(1,627,766)	(1,238,000)	(1,238,000)
Options forfeited (in shares)									(125,750)	(125,750)	(243,550)	(243,550)	(82,500)	(82,500)
Options outstanding, end of year (in shares)									8,959,051	8,959,051	6,762,704	6,762,704	5,707,940	5,707,940
Options exercisable at end of period (in shares)									5,122,047	5,122,047	2,972,857	2,972,857	2,445,615	2,445,615
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)							62.88	53.85		56.94		53.85		44.57
Granted, weighted average exercise price (in Canadian dollars per share)										76.12		57.55		62.65
Exercised, weighted average exercise price (in Canadian dollars per share)										43.62		47.02		34.28
Cancelled, weighted average exercise price (in Canadian dollars per share)										67.47		58.03		55.99
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)										62.88		56.94		53.85
Non-vested Stock Options
Nonvested, beginning of year (in shares)							3,780,879		3,789,847	3,789,847
Granted (in shares)									2,630,785	2,630,785
Vested (in shares)									(2,537,253)	(2,537,253)
Forfeited (unvested) (in shares)									(102,500)	(102,500)
Nonvested, end of year (in shares)									3,780,879	3,780,879	3,789,847	3,789,847
Weighted Average Grant Date Fair Value - Non-Vested Stock Options
Nonvested, beginning of year (in Canadian dollars per share)										17.79		18.71
Granted (in Canadian dollars per share)		17.05		16.31		24.52				17.05
Vested (in Canadian dollars per share)										18.40
Forfeited (unvested) (in Canadian dollars per share)										17.77
Nonvested, end of year (in Canadian dollars per share)										17.79		18.71
Cash received for options exercised	$ 13.6		$ 74.7		$ 36.6
Total intrinsic value of options exercised	8.0		46.5		43.8
Weighted average grant-date fair value of options granted (in Canadian dollars per share)		17.05		16.31		24.52				17.05
Total fair value of options vested									46.7		36.7		27.4
Contribution limit as a percentage of annual salary																					10.00%
Company match, as a percentage of employee contribution																					50.00%
Share-based compensation cost recognized									42.2		37.8		27.7								6.4	5.0	3.8	3.3	3.0
Number of common shares subscribed under the Purchase Plan																					360,833	229,583	196,649
Value of common shares subscribed under the Purchase Plan																					19.2	15.0	11.3
Contribution by the company to employee benefit trust																								3.7	4.0	3.0
Compensation cost capitalized as a part of property, plant and mine development									1.4		1.3		8.7												0.1
Compensation expense included in production, administration and exploration expense																								$ 3.3	$ 2.9